Investment Strategy	Dec. 31, 2025
AMG GW&K Municipal Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that are exempt from federal income tax. This policy is fundamental and may not be changed without shareholder approval. In addition, up to 100% of the Fund’s assets may be invested in municipal bonds, the interest on which may be subject to the federal alternative minimum tax.
GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), normally invests in municipal bonds that are rated “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings (“S&P”). Investment grade securities are rated at least in the Baa major rating category by Moody’s or the BBB major rating category by S&P or rated similarly by another NRSRO. From time to time, the Fund may invest in unrated municipal bonds, which are considered by the Subadviser to be of comparable quality and creditworthiness as investment grade rated securities. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the Fund will use the median rating when three NRSROs provide ratings (split-to-middle). When ratings are available from only two NRSROs, the Fund will assign the lower of the two ratings (split-to-low). The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if GW&K believes it would be advantageous to do so. The Fund has no limitations on the maturity of individual securities, but expects to maintain a dollar-weighted average maturity of 6 to 12 years. The Fund expects to maintain an average effective duration of +/- 25% of the average effective duration of the Bloomberg 10-Year Municipal Bond Index, which was 5.76 years as of February 28, 2026. The Fund’s average weighted portfolio maturity and duration may vary from time to time depending on the Subadviser’s views on the direction of interest rates.
In selecting municipal bonds, the Subadviser uses a bottom-up, research-driven process based on its assessment of creditworthiness and geographic diversification of issuers and market availability of municipal bonds. The Subadviser typically invests for the long-term and seeks opportunities across the yield curve while retaining flexibility to react to interest rate shifts. Although the Fund invests nationally and seeks to be diversified by geography and across sectors of the municipal bond market, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions.

AMG GW&K Municipal Enhanced Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuing its investment objective, which is a fundamental policy that may not be changed without shareholder approval, the Fund, under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated fixed income securities that are exempt from federal income tax. This policy is also fundamental and may not be changed without shareholder approval. In addition, up to 50% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, may be invested in securities that are subject to the federal alternative minimum tax.
The Fund may invest up to 35% of its total assets in unrated securities, and may invest up to 50% of its total assets in unrated securities and below investment grade securities (commonly known as “junk bonds” or “high yield securities”). Below investment grade securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by S&P Global Ratings (“S&P”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), to be of comparable credit quality. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the Fund will use the median rating when three NRSROs provide ratings (split-to-middle). When ratings are available from only two NRSROs, the Fund will assign the lower of the two ratings (split-to-low). The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if GW&K believes it would be advantageous to do so. The Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The Fund’s average weighted portfolio maturity and average effective duration will vary from time to time depending on the Subadviser’s views on the direction of interest rates.
Although the Fund seeks to be diversified by geography and across sectors of the municipal bond market, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. GW&K may also allocate a significant portion of the Fund to a specific segment of the municipal bond yield. In particular, the Fund often favors bonds with more than 10 years to maturity that offer higher yields.

AMG GW&K Small Cap Core Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. The Fund primarily invests in common stock and preferred stock of U.S. small-capitalization companies. Small-capitalization companies are those with a market capitalization at the time of purchase of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small-Cap Total Stock Market Index. As of April 30, 2025, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 27, 2025), the range of market capitalizations of the Russell 2000® Index was $119.4 million to $7.4 billion. As of February 28, 2026, the range of market capitalizations of the S&P SmallCap 600 Index was $335.71 million to $12.462 billion. As of February 28, 2026, the range of market capitalizations of the Dow Jones U.S. Small-Cap Total Stock Market Index was $35.33 million to $93.78 billion. These capitalization ranges will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time.
The Fund invests in an unrestricted opportunity set, pursuing what it believes to be quality companies with either growth- or value-oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to assemble a portfolio of securities diversified as to companies and industries. The Subadviser generally expects that each economic sector within the Russell 2000® Index will be represented in the Fund’s portfolio. The Subadviser may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

AMG GW&K Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies. Small-capitalization companies are those with a market capitalization, at the time of purchase, of less than $5 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index, the S&P SmallCap 600 Index, or the Dow Jones U.S. Small-Cap Total Stock Market Index. As of April 30, 2025, the date of the latest reconstitution of the Russell 2000® Index (implemented by the Index June 27, 2025), the range of market capitalizations of the Russell 2000® Index was $119.4 million to $7.4 billion. As of February 28, 2026, the range of market capitalizations of the S&P SmallCap 600 Index was $335.71 million to $12.462 billion. As of February 28, 2026, the range of market capitalizations of the Dow Jones U.S. Small-Cap Total Stock Market Index was $35.33 million to $93.78 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time. The Fund may also invest in real estate investment trusts (“REITs”).
Through its fundamental research and proprietary screening, GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to identify well-managed, undervalued companies with improving fundamental and financial characteristics. GW&K seeks to assemble a portfolio of securities diversified as to companies and sectors. The Subadviser may consider increasing or reducing the Fund’s investment in a particular sector in view of the Fund’s goal of achieving sector diversification.

AMG GW&K SMALL/MID CAP CORE FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small- and mid-capitalization companies. The Fund primarily invests in common stock and preferred stock of U.S. small- and mid-capitalization companies. Small- and mid-capitalization companies are those with a market capitalization, at the time of purchase, between $250 million and $10 billion or otherwise within the range of capitalizations of companies in the Russell 2500™ Index (between $119.4 million and $18.6 billion as of April 30, 2025, the date of the latest reconstitution of the Index (implemented by the Index June 27, 2025)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small- and mid-capitalization companies at any given time.
The Fund invests in an unrestricted opportunity set, pursuing what it believes to be quality companies with either growth- or value-oriented characteristics. GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), seeks to assemble a portfolio of securities diversified as to companies and industries. The Subadviser may consider increasing or reducing the Fund’s investment in a particular industry in view of the Fund’s goal of achieving industry diversification.

AMG GW&K Municipal Enhanced SMA Shares
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuing its investment objective, the Fund, under normal circumstances, invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar-denominated fixed income securities, the income from which is exempt from federal income tax. In addition, up to 50% of the Fund’s net assets, plus the amount of any borrowings for investment purposes, may be invested in securities that are subject to the federal alternative minimum tax.
The Fund may invest up to 35% of its total assets in unrated securities, and may invest up to 50% of its total assets in unrated securities and below investment grade securities (commonly known as “junk bonds” or “high yield securities”). Below investment grade securities are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by S&P Global Ratings (“S&P”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by GW&K to be of comparable credit quality. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the Fund will use the median rating when three NRSROs provide ratings (split-to-middle). When ratings are available from only two NRSROs, the Fund will assign the lower of the two ratings (split-to-low). The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if GW&K believes it would be advantageous to do so. The Fund may invest in bonds of any maturity or duration and does not expect to target any specific range of maturity or duration. The Fund’s average weighted portfolio maturity and average effective duration will vary from time to time depending on the Subadviser’s views on the direction of interest rates.
Although the Fund seeks to be diversified by geography and across sectors of the municipal bond market, the Fund may at times invest a significant portion of its assets in a particular state or region or in a particular sector due to market conditions. GW&K may also allocate a significant portion of the Fund to a specific segment of the municipal bond yield. In particular, the Fund often favors bonds with more than 10 years to maturity that offer higher yields.

AMG GW&K Securitized Bond SMA Shares
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of securitized bonds. The Fund considers a securitized bond to be an interest in a pool of mortgages, loans, receivables, or other assets. The payment of principal or interest on securitized bonds generally depends on the cash flows generated by the underlying assets. The Fund normally invests in bonds that are rated “investment grade” by a nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investors Service, Inc. (“Moody’s”) or S&P Global Ratings (“S&P”), at the time of purchase. Investment grade securities are rated at least in the BBB/Baa major ratings categories by an NRSRO. From time to time, the Fund may invest in unrated bonds, which are considered by GW&K to be of comparable quality and creditworthiness as investment grade rated securities. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the Fund will use the median rating when three NRSROs provide ratings (split-to-middle). When ratings are available from only two NRSROs, the Fund will assign the lower of the two ratings (split-to-low). The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if GW&K believes it would be advantageous to do so.
The Fund intends to invest primarily in, but is not limited to, agency residential mortgage-backed securities, non-agency residential mortgage-backed securities, non-agency commercial mortgage-backed securities and agency commercial mortgage-backed securities, collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives), collateralized loan obligations (“CLOs”), asset-backed securities and credit linked notes. GW&K may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.
The Fund also may invest up to 20% of its net assets in other US government securities, including, but not limited to, US Treasury bills, notes and bonds, securities issued by agencies or instrumentalities of the U.S. Government which may or may not be backed by the full faith and credit of the United States, and securities issued by agencies or instrumentalities which are backed solely by the credit of the issuing agency or instrumentality but that are not considered securitized bonds.
While the Fund may purchase debt securities of any duration, the Fund typically seeks to maintain an average effective duration that is within +/-20% of the average effective duration of the Bloomberg US Securitized Index (the “Index”), which was approximately 4.89 years as of February 28, 2026. The average effective duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.
In selecting potential investments for the Fund, GW&K uses top-down research that focuses on managing duration, yield curve, credit quality, volatility and liquidity, as well as bottom-up research that focuses on fundamental analysis, valuation analysis, and technical analysis. GW&K may adjust its assessment of an investment based on a number of considerations.
The Fund may use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, to-be-announced (TBA) commitments, swaps and other similar instruments and techniques. Derivatives that provide investment exposure to securitized bonds, or to one or more market risk factors associated with securitized bonds, may be counted toward the Fund’s 80% investment policy.

AMG TimesSquare Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies.
Consistent with its focus, the Fund typically invests in common and preferred stocks of U.S. small-capitalization companies. TimesSquare Capital Management, LLC (“TimesSquare” or the “Subadviser”) generally considers a company to be a “small-capitalization” company if, at the time of purchase, the market capitalization is below $3 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index (between $119.4 million and $7.4 billion as of April 30, 2025, the date of the latest reconstitution of the Index (implemented by the Index June 27, 2025)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently appreciates above the Fund’s small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time. In addition, the Fund focuses on growing companies involved in new product development and technological breakthroughs. TimesSquare looks across all sectors of the stock market to find companies that meet the Fund’s investment criteria – including the potential for strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership. Typically, TimesSquare seeks out stocks that have the potential for significant price appreciation over the following 18 months and price/earnings ratios at a discount relative to their earnings growth rates.

AMG TimesSquare Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common and preferred stocks of U.S. mid-capitalization companies. TimesSquare Capital Management, LLC (“TimesSquare” or the “Subadviser”), the subadviser to the Fund, considers the term “mid-capitalization companies” to refer to companies that, at the time of purchase, are within the range of capitalizations of companies in the Russell Midcap® Growth Index. As of April 30, 2025, the date of the latest reconstitution of the Index (implemented by the Index June 27, 2025), the range of market capitalizations for the Russell Midcap® Growth Index was $2.06 billion to $58.36 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s mid-capitalization range. Because of this, the Fund may have less than 80% of its net assets in common and preferred stocks of mid-capitalization companies at any given time. TimesSquare seeks to outperform the Russell Midcap® Growth Index in a risk-controlled manner. TimesSquare uses a bottom-up, research-intensive approach to identify mid-capitalization growth companies that it believes have the greatest potential to achieve significant price appreciation over a 12- to 18-month horizon.

AMG TimesSquare International Small Cap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (generally common and preferred stocks) of small market capitalization companies (“small cap companies”). Additionally, under normal circumstances, the Fund will invest at least 40% of its net assets, plus the amount of any borrowing for investment purposes, in investments of issuers located outside the United States, and/or investments that expose the Fund to such issuers, and the Fund will invest in and/or have investments that expose the Fund to a minimum of three countries, excluding the United States. The Fund considers an issuer to be located outside the United States if the issuer maintains a principal place of business outside the United States, its securities are traded principally outside the United States, or it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the United States or it has at least 50% of its assets outside the United States.
The Fund primarily invests in non-U.S. small cap companies, allocating investments across different countries and regions. The Subadviser considers non-U.S. small cap companies to be those with market capitalizations at the time of purchase within the range of capitalizations of companies in the MSCI EAFE Small Cap Index. As of March 2, 2026, the date of the latest rebalance of the MSCI EAFE Small Cap Index, the range of market capitalizations was $43.22 million to $13.574 billion. This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently drops below or appreciates above the Fund’s small market capitalization range. Because of this, the Fund may have less than 80% of its net assets in equity securities of small cap companies at any given time. The Fund may invest in securities of issuers located in emerging markets countries.
TimesSquare Capital Management, LLC, the subadviser to the Fund (“TimesSquare” or the “Subadviser”), uses a bottom-up investment process driven by fundamental research conducted by its investment analysts. Under normal circumstances, the Subadviser seeks to maintain a growth oriented focus and invest the Fund’s assets pursuant to the following core principles:
•Revenue growth and profitability should drive equity returns over the long term.•Early-stage and traditional growth companies should provide the greatest opportunity.•Risk management with respect to the Fund’s portfolio should focus on avoiding losing money, rather than minimizing tracking error against the benchmark.•A disciplined investment process requires consistently identifying opportunities, evaluating potential returns and responding with timely buy/sell decisions.
AMG Renaissance Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Renaissance Group LLC (“Renaissance” or the “Subadviser”), the subadviser to the Fund, considers the term “large-capitalization” companies to generally refer to companies that, at the time of purchase, have a minimum market capitalization of approximately $3 billion. The Fund may continue to hold securities of a portfolio company that subsequently drops below this capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in securities of large-capitalization companies at any given time.
The Fund invests primarily in common stocks of U.S. large-capitalization companies. Renaissance uses a quantitative and qualitative investment process to create and manage a diversified growth-oriented equity portfolio. Typically, Renaissance seeks to invest in high-quality growth companies that are experiencing positive changes in earnings expectations and whose securities appear to trade at reasonable valuations.

AMG Yacktman Focused Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in domestic and foreign equity securities. The Fund’s investments in foreign equity securities may include emerging market securities. The Fund also may invest in debt securities.
The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depositary Receipts (“ADRs”). Some, but not all, of the equity securities will pay a dividend.
The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold at the time of investment.
For hedging and investment purposes, the Fund may engage in short sales of securities, including short sales of securities the Fund does not own.
At times, depending on market and other conditions, and in the sole discretion of the Fund’s subadviser, Yacktman Asset Management LP (“Yacktman” or the “Subadviser”), the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund is non-diversified.
The Subadviser employs a disciplined investment strategy. The Fund invests in securities of any size company at levels the Subadviser believes offer an attractive forward rate of return. When the Subadviser purchases stocks, it generally searches for companies that it believes possess one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The Fund generally sells companies that no longer meet its investment criteria, or if better investment opportunities are available.
Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings.

AMG Yacktman Global Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in domestic and foreign equity securities. The Fund’s investments in foreign equity securities may include emerging market securities. The Fund also may invest in debt securities.
The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options and American Depositary Receipts (“ADRs”). Some, but not all, of the equity securities will pay a dividend.
The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds).
For hedging and investment purposes, the Fund may engage in short sales of securities, including short sales of securities the Fund does not own.
At times, depending on market and other conditions, and in the sole discretion of the Fund’s subadviser, Yacktman Asset Management LP (“Yacktman” or the “Subadviser”), the Fund will focus a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund is non-diversified.
Under normal circumstances, the Fund invests at least 35% (or if conditions are not favorable, in the view of Yacktman, at least 25%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a non-U.S. issuer. The Fund considers a company to be a non-U.S. issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S.

Class I | AMG Yacktman Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in domestic equity securities. The Fund, however, also may invest in foreign equity securities, including emerging market securities, and debt securities.
The Fund may invest up to 30% of its assets in foreign equity securities. This 30% limit does not apply to investments in the form of American Depositary Receipts (“ADRs”). The Fund's investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks and ADRs. Some, but not all, of the equity securities will pay a dividend.
The Fund's investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold at the time of investment.
The Fund's subadviser, Yacktman Asset Management LP (“Yacktman” or the “Subadviser”), employs a disciplined investment strategy. The Fund invests in securities of any size company at levels the Subadviser believes offer an attractive forward rate of return. When the Subadviser purchases stocks, it generally searches for companies that it believes possess one or more of the following three attributes: (1) good business; (2) shareholder-oriented management; or (3) low purchase price. The Fund generally sells companies that no longer meet its investment criteria, or if better investment opportunities are available.
Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings.

Class I and Class Z [Member] | AMG Yacktman Special Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In pursuing the objective of long-term capital appreciation, the Fund employs a value-oriented investment approach. The Fund’s investment strategy consists of purchasing securities where Yacktman Asset Management LP (“Yacktman” or the “Subadviser”) believes the current market price offers a meaningful discount to intrinsic value (with value measured on an absolute basis, rather than on a relative basis to the broader market).
The Subadviser employs a fundamental, bottom-up selection process. The Subadviser’s fundamental analysis consists of examining such factors as a company’s history, business model, earnings potential, management team, and industry position. Typical investments will often take into account, but not be limited to, the following factors:
•Businesses the Subadviser believes have a durable competitive position exhibited by high market share, profitability or returns on capital•Management teams with a track record of strong execution and rational capital allocation•Low purchase price in relation to a company’s asset value, earnings potential or cash generation ability
Securities are purchased when the Subadviser believes they offer an attractive forward rate of return, after adjusting for business quality and risk. Investments are generally sold when the Subadviser believes the price of the security meets or exceeds its intrinsic value, the Subadviser’s investment criteria are no longer met, or the Subadviser believes more attractive investments become available.
The Fund invests primarily in domestic and foreign equity securities, including emerging market securities, of any market capitalization range. The Fund, however, may also invest in domestic and foreign debt securities. The Fund is not precluded from investing in a growth stock if the Subadviser believes such security otherwise meets its investment criteria.
The Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, warrants, options, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and other depositary receipts of non-U.S. listed companies.
The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities and debt securities below investment grade (high yield or junk bonds). The Fund may invest up to 20% of its assets in such debt securities, including junk bonds, in any proportion provided that the total invested does not exceed the 20% threshold at the time of investment.
At times, depending on market and other conditions, and at the discretion of the Subadviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. The Fund is non-diversified.
For hedging and investment purposes, the Fund may engage in short sales of securities, including short sales of securities the Fund does not own.
The Subadviser will generally not hedge the Fund’s currency exposure. However, the Subadviser may hedge a portion of the Fund’s currency exposure on a selective basis as it deems appropriate in an effort to reduce currency risk with respect to specific securities transactions or currencies. In doing so, the Subadviser may use derivatives such as foreign exchange forwards and/or foreign currency options or similar instruments.
Under normal market conditions, the majority of the Fund’s assets will be allocated to equity securities. However, the Fund may not be fully invested at all times, and may often hold a portion of total assets in cash and cash equivalents, which at times may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection, and therefore will be a function of the number of opportunities that meet the Subadviser’s investment criteria.